Results of Operations (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Effective tax rate	40.60%	31.40%	40.60%